Events After the End of the Reporting Period (Narrative) (Details) ₪ / shares in Units, $ in Thousands		1 Months Ended
	Jan. 01, 2025 USD ($)	Feb. 26, 2025 ILS (₪) ₪ / shares	Aug. 22, 2033 ₪ / shares	Aug. 31, 2027 ₪ / shares	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Debentures					$ 612,012	$ 450,550
Series G Debentures [Member]
Disclosure of non-adjusting events after reporting period [line items]
Debentures | ₪		₪ 468,784,000
Par value of debenture | ₪ / shares		₪ 0.971
Total gross consideration | ₪		₪ 455,189,264
Issuance of debentures, par value | ₪ / shares		₪ 0.1
Debenture Annual Interest Rate		5.00%
Series H Debentures [Member]
Disclosure of non-adjusting events after reporting period [line items]
Debentures | ₪		₪ 414,847,000
Par value of debenture | ₪ / shares		₪ 1	₪ 1,000	₪ 80
Total gross consideration | ₪		₪ 414,847,000
Issuance of debentures, par value | ₪ / shares		₪ 0.1
Debenture Annual Interest Rate		4.00%
Harel Insurance Investments & Financial Services Ltd [Member]
Disclosure of non-adjusting events after reporting period [line items]
Ownership percentage acquired	25.00%
Amitim Senior Pension Funds [Member]
Disclosure of non-adjusting events after reporting period [line items]
Ownership percentage acquired	19.00%
Cluster of PV + Storage projects [Member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of partnership sold	44.00%
Investments	$ 50,000
Upfront cash payments	45,000
Deferred consideration to be paid	5,000
Profit	$ 94,000